UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 99.10%
	Aerospace & Defense - 1.98%
1,294,400	Hexcel Corp.(a)	$ 19,066,512

	Building Products - 1.56%
467,100	USG Corp.(a)	14,993,910

	Chemicals - 7.36%
376,900	Georgia Gulf Corp.	19,274,666
649,000	Lyondell Chemical Co.	19,093,580
2,113,500	Terra Industries, Inc.(a)	17,013,675
1,379,000	WR Grace & Co.(a)	15,624,070
		71,005,991

	Commercial Services & Supplies - 1.74%
474,900	The Brink's Co.	16,816,209

	Computers & Peripherals - 1.92%
542,200	NCR Corp.(a)	18,532,396

	Construction & Engineering - 1.97%
1,024,200	McDermott International, Inc. - ADR(a)(b)	18,947,700

	Construction Materials -1.98%
300,900	Texas Industries, Inc.	19,119,186

	Distributors - 2.22%
633,200	WESCO International, Inc.(a)	21,395,828

	Food Products - 1.93%
329,200	Bunge Ltd.(b)	18,612,968

Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Number
of Shares		Value
	Health Care Providers & Services - 12.75%
150,400	Aetna, Inc.	$ 19,108,320
1,668,300	Alliance Imaging, Inc.(a)	22,288,488
496,200	AMERIGROUP Corp.(a)	20,398,782
662,000	Centene Corp.(a)	22,210,100
404,700	Molina Healthcare, Inc.(a)	20,125,731
341,600	Sierra Health Services(a)	18,764,088
		122,895,509

	Hotels Restaurants & Leisure - 2.10%
946,500	Bluegreen Corp.(a)	20,207,775

	Household Durables - 12.05%
212,500	The Black & Decker Corp.	17,510,000
1,077,400	Blount International, Inc.(a)	19,339,330
1,587,800	Champion Enterprises, Inc.(a)	17,132,362
333,100	Meritage Homes Corp.(a)	21,534,915
24,400	NVR, Inc.(a)	19,306,500
273,500	Toll Brothers, Inc.(a)	21,352,145
		116,175,252

	Industrial Organic Chemicals - 1.86%
396,800	Nova Chemicals Corp.(b)	17,915,520

	Machinery - 3.60%
554,500	Greenbrier Cos, Inc.	15,459,460
230,700	Toro Co.	19,205,775
		34,665,235

	Metals & Mining - 16.98%
1,297,000	AK Steel Holding Corp.(a)	18,819,470
323,000	Carpenter Technology	19,786,980
361,400	Cleveland-Cliffs, Inc.	23,664,472
742,400	Commercial Metals Co.	21,455,360
457,200	Consol Energy, Inc.	19,289,268
392,600	Ipsco, Inc.(b)	18,479,682
358,600	Nucor Corp.	20,138,976
925,000	Oregon Steel Mills, Inc.(a)	22,098,250
		163,732,458

	Multiline Retail - 1.85%
189,700	Kmart Holding Corp.(a)	17,865,946

	Multi-Utilities & Unregulated Power - 1.78%
1,375,000	Reliant Energy, Inc.(a)	17,118,750

Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Number
of Shares		Value

	Oil & Gas - 4.18%
591,100	Tesoro Petroleum Corp.(a)	$ 18,820,624
413,400	Valero Energy Corp.	21,509,202
		40,329,826

	Real Estate - 1.86%
501,700	Jones Lang LaSalle, Inc.(a)	17,935,775

	Road & Rail - 7.71%
418,500	JB Hunt Transport Services, Inc.	18,464,220
509,700	Landstar System, Inc.(a)	17,727,366
539,300	Old Dominion Freight Line(a)	19,064,255
336,900	Yellow Roadway Corp.(a)	19,075,278
		74,331,119
	Specialty Retail - 5.28%
490,200	Building Material Holding Corp.	18,103,086
437,100	Electronics Boutique Holdings Corp.(a)	15,337,839
602,700	Genesco, Inc.(a)	17,442,138
		50,883,063

	Steel Works - 2.49%
334,300	Novamerican Steel, Inc.(a)(b)+	24,052,885

	Textiles, Apparel & Luxury Goods - 1.95%
630,000	Quiksilver, Inc.(a)	18,818,100

	Total Common Stocks (Cost $878,000,617)	955,417,913

Hennessy Cornerstone Growth Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Principal
Amount			Value
		SHORT-TERM OBLIGATIONS - 1.68%
		Repurchase Agreements - 0.82%
7,876,383		CS First Boston Repo., 2.5300%, dated 01/31/05,
		matures 02/01/05, repurchase price $7,876,937
		(collateralized by Government Mortgage Securities $8,038,632)^	$ 7,876,383
		Total Repurchase Agreements (Cost $7,876,383)	7,876,383
		Discount Notes - 0.86%
8,282,000		Federal Home Loan Bank Discount Note, 2.2300%, due 02/01/2005	8,282,000
		Total Discount Notes (Cost $8,282,000)	8,282,000
		Variable Rate Demand Notes# - 0.00%
2,855		American Family Financial Services, Inc., 2.1048%	2,855
2,855		Wisconsin Corporate Central Credit Union, 2.2200%	2,855
		Total Variable Rate Demand Notes (Cost $5,710)	5,710
		Total Short-Term Obligations (Cost $16,164,093)	16,164,093
		Total Investments - 100.78% (Cost $894,164,710)	971,582,006
		Other Liabilities and Assets, Net - (0.78%)	(7,539,286)
		NET ASSETS - 100%	$ 964,042,720

	(a)	Non-income producing security
	(b)	Foreign denominated security
	#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change
		periodically on specified dates. The rates listed are as of January 31, 2005.
	^	Securities lending collateral
	+	All or a portion of this security is out on loan at January 31, 2005.

Hennessy Focus 30 Fund
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 98.66%
	Air Freight & Logistics - 2.78%
34,100	Ryder System, Inc.	$ 1,553,255

	Auto Components - 3.98%
144,400	The Goodyear Tire & Rubber Co.(a)	2,229,536

	Chemicals - 4.02%
76,400	Lyondell Chemical Co.	2,247,688

	Communications Equipment - 3.37%
29,100	Harris Corp.	1,884,807

	Electric Utilities - 3.46%
100,000	Allegheny Energy, Inc.(a)	1,934,000

	Energy Equipment & Services - 9.03%
47,700	FMC Technologies, Inc.(a)	1,461,051
44,100	Lone Star Technologies(a)	1,798,839
52,600	Maverick Tube Corp.(a)	1,791,556
		5,051,446

	Hotels Restaurants & Leisure - 4.60%
39,300	Penn National Gaming, Inc.(a)	2,577,687

	Household Durables - 5.99%
20,900	The Black & Decker Corp.	1,722,160
24,700	Pulte Homes, Inc.	1,632,176
		3,354,336

	Leisure Equipment & Products - 3.00%
36,400	Brunswick Corp.	1,678,768

Hennessy Focus 30 Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Number
of Shares		Value
	Machinery - 6.70%
71,950	Joy Global, Inc.	$ 2,009,564
40,400	Terex Corp.(a)	1,739,220
		3,748,784

	Metals & Mining - 14.20%
54,800	Massey Energy Co.	2,078,564
35,000	Nucor Corp.	1,965,600
26,500	Peabody Energy Corp.	2,245,875
43,800	Steel Dynamics, Inc.	1,655,640
		7,945,679

	Multiline Retail - 3.11%
18,500	Kmart Holding Corp.(a)	1,742,330

	Multi-Utilities & Unregulated Power - 3.10%
176,300	Sierra Pacific Resources(a)	1,734,792

	Oil & Gas - 19.92%
18,100	Amerada Hess Corp.	1,568,365
28,500	Ashland, Inc.	1,749,330
41,700	Premcor, Inc.	2,001,600
22,300	Sunoco, Inc.	1,951,027
54,100	Tesoro Petroleum Corp.(a)	1,722,544
41,400	Valero Energy Corp.	2,154,042
		11,146,908

	Specialty Retail - 5.43%
106,500	Circuit City Stores, Inc.	1,525,080
44,500	Dick's Sporting Goods, Inc.(a)	1,513,000
		3,038,080

	Textiles, Apparel & Luxury Goods - 3.19%
59,800	Quiksilver, Inc.(a)	1,786,226

	Trading Companies & Distributors - 2.78%
51,300	Hughes Supply, Inc.	1,558,494

	Total Common Stocks (Cost $47,012,424)	55,212,816

Hennessy Focus 30 Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Value
Total Investments - 98.66% (Cost $47,012,424)	$ 55,212,816
Other Assets and Liabilities, Net - 1.34%	750,519
NET ASSETS - 100%	$ 55,963,335

(a) Non-income producing security

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 99.18%
	Automobiles - 3.77%
277,600	Ford Motor Co.	$ 3,655,992
102,900	General Motors Corp.	3,787,749
		7,443,741

	Chemicals - 6.12%
81,100	The Dow Chemical Co.	4,030,670
83,800	E.I. du Pont de Nemours & Co.	3,985,528
59,200	PPG Industries, Inc.	4,071,776
		12,087,974

	Commercial Banks - 17.61%
86,800	Bank of America Corp.	4,024,916
93,200	BB&T Corp.	3,678,604
47,100	HSBC Holdings PLC ADR(b)	3,910,713
107,300	National City Corp.	3,814,515
71,800	PNC Financial Services Group	3,867,866
113,000	Regions Financial Corp.	3,616,000
133,900	US Bancorp	4,023,695
72,900	Wachovia Corp.	3,998,565
63,200	Wells Fargo & Co.	3,874,160
		34,809,034

	Commercial Services & Supplies - 3.95%
88,000	Pitney Bowes, Inc.	3,937,120
115,700	RR Donnelley & Sons Co.	3,870,165
		7,807,285

	Construction Materials - 2.22%
117,100	Cemex S.A. de C.V. - ADR(b)	4,388,908

	Diversified Financial Services - 4.04%
84,800	Citigroup, Inc.	4,159,440
102,600	J.P. Morgan Chase & Co.	3,830,058
		7,989,498

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Number
of Shares		Value
	Diversified Telcommunication Services - 11.48%
67,100	Alltel Corp.	$ 3,693,184
209,100	AT&T Corp.	4,012,629
138,300	BellSouth Corp.	3,628,992
153,200	SBC Communications, Inc.	3,640,032
25,800	Telefonica de Argentina SA(a)+	258
114,700	Telefonos de Mexico SA de CV - ADR(b)	4,272,575
96,900	Verizon Communications, Inc.	3,448,671
		22,696,341

	Food & Staples Retailing - 1.95%
168,300	Albertson's, Inc.	3,850,704

	Food Products - 8.26%
143,200	ConAgra Foods, Inc.	4,224,400
81,900	General Mills, Inc.	4,339,881
104,000	HJ Heinz Co.	3,932,240
162,900	Sara Lee Corp.	3,824,892
		16,321,413

	Household Durables - 2.03%
61,300	Kimberly-Clark Corp.	4,015,763

	Insurance - 7.91%
172,900	AON Corp.	3,931,746
83,400	Lincoln National Corp.	3,848,076
126,200	Marsh & McLennan Companies, Inc.	4,101,500
50,100	XL Capital Ltd.(b)	3,746,478
		15,627,800

	Multiline Retail - 2.38%
138,800	The May Department Stores Co.	4,705,320

	Oil & Gas - 8.28%
74,900	ChevronTexaco Corp.	4,074,560
67,500	Kerr-McGee Corp.	4,168,125
107,400	Marathon Oil Corp.	4,159,602
36,900	Total SA ADR(b)	3,968,595
		16,370,882

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Principal
Amount		Value
	Paper & Forest Products - 3.69%
96,900	International Paper Co.	$ 3,793,635
121,200	MeadWestvaco Corp.	3,501,468
		7,295,103

	Petroleum Refining - 2.03%
67,300	BP PLC - ADR(b)	4,012,426

	Pharmaceuticals - 7.54%
163,500	Bristol-Myers Squibb Co.	3,832,440
69,800	Eli Lilly & Co.	3,785,952
134,200	Merck & Co., Inc.	3,764,310
145,500	Pfizer, Inc.	3,515,280
		14,897,982

	Thrifts & Mortgage Finance - 3.81%
56,500	Fannie Mae	3,648,770
96,100	Washington Mutual, Inc.	3,877,635
		7,526,405

	Tobacco - 2.11%
65,400	Altria Group, Inc.	4,174,482

	Total Common Stocks (Cost $191,635,179)	196,021,061

Hennessy Cornerstone Value Fund
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

Principal
Amount			Value
		SHORT-TERM OBLIGATIONS - 0.81%
		Repurchase Agreements - 0.06%
$ 123,617		CS First Boston Repo., 2.5300%, dated 01/31/05,
		matures 02/01/05, repurchase price $123,626
		(collateralized by Government Mortgage Securities $126,164)^	$ 123,617
		Total Repurchase Agreements (Cost $123,617)	123,617
		Discount Notes - 0.74%
1,466,000		Federal Home Loan Bank Discount Note, 2.2300%, due 02/01/2005	1,466,000
		Total Discount Notes (Cost $1,466,000)	1,466,000
		Variable Rate Demand Notes# - 0.01%
6,635		American Family Financial Services, Inc., 2.1048%	6,635
6,634		Wisconsin Corporate Central Credit Union, 2.2200%	6,634
		Total Variable Rate Demand Notes (Cost $13,269)	13,269
		Total Short-Term Obligations (Cost $1,602,886)	1,602,886
		Total Investments - 99.99% (Cost $193,238,065)	197,623,947
		Other Assets and Liabilities, Net - 0.01%	15,244
		NET ASSETS - 100%	$ 197,639,191

	(a)	Non-income producing security
	(b)	Foreign denominated security
	#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates
		change periodically on specified dates. The rates listed are as of January 31, 2005.
	^	Securities lending collateral
	+	All or a portion of this security is out on loan at January 31, 2005.
	ADR	American Depository Receipts

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Mutual Funds, Inc.

By (Signature and Title)  /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date  3/22/05_                                                                 ___

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Neil J. Hennessy
Neil J. Hennessy,
President (Principal Executive Officer)

Date  3/22/05_                                                                 ___

By (Signature and Title)* /s/Teresa M. Nilsen_____________
Teresa M. Nilsen,
Executive Vice President and Treasurer
(Principal Financial Officer)

Date  3/22/05_                                                                 ___

* Print the name and title of each signing officer under his or her signature.